Liquidity risk - Reconciliation of Funding (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Deposits from banks	£ 3,144	£ 3,557
Debt securities in issue at amortised cost	45,281	52,449
Subordinated liabilities	7,211	6,935	£ 6,593
Total wholesale funding	62,600	70,400
Customer deposits	451,794	441,953
Sterling £bn
Disclosure of credit risk exposure [line items]
Total wholesale funding	16,200	19,800
US dollar £bn
Disclosure of credit risk exposure [line items]
Total wholesale funding	25,400	25,700
Euro £bn
Disclosure of credit risk exposure [line items]
Total wholesale funding	14,400	17,800
Other currencies £bn
Disclosure of credit risk exposure [line items]
Total wholesale funding	6,600	7,100
Included in funding analysis £bn
Disclosure of credit risk exposure [line items]
Deposits from banks	2,300	2,800
Debt securities in issue at amortised cost	51,600	59,300
Subordinated liabilities	8,700	8,300
Total wholesale funding	62,600	70,400
Customer deposits	451,800	442,000
Total	514,400	512,400
Cash collateral received £bn
Disclosure of credit risk exposure [line items]
Deposits from banks	600	600
Debt securities in issue at amortised cost	0	0
Subordinated liabilities	0	0
Total wholesale funding	600	600
Customer deposits	0	0
Total	600	600
Fair value and other accounting methods
Disclosure of credit risk exposure [line items]
Deposits from banks	200	200
Debt securities in issue at amortised cost	(6,300)	(6,900)
Subordinated liabilities	(1,500)	(1,400)
Customer deposits	£ 0	£ 0